Investments (Details) - Schedule of amortized cost and fair value of marketable debt securities, available-for-sale, by contractual maturity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Schedule Of Amortized Cost And Fair Value Of Marketable Debt Securities Available For Sale By Contractual Maturity Abstract
Due in one year or less, Amortized Cost	$ 51,387	$ 94,782	$ 27,865
Due in one year or less, Fair Value	$ 50,648	94,696	$ 27,528
Due after one year through five years, Amortized Cost		55,111
Due after one year through five years, Fair Value		54,816
Amortized Cost		149,893
Fair Value		$ 149,512
Weighted average contractual maturity, Fair Value	3 months 18 days	9 months 18 days